Consolidated Balance Sheets - USD ($)	Sep. 30, 2019	Mar. 31, 2019
Current assets
Cash and cash equivalents	$ 429,202	$ 506,524
Accounts receivable, net	281,402	59,631
Investment tax credits receivable	44,185	171,204
Other tax credits	34,345	35,351
Prepaid expenses	13,779	27,911
Total Current Assets	802,913	800,621
Investments	715,472	709,047
Intangible assets	8,440
Property and equipment, net	23,402	20,799
Total Assets	1,550,227	1,530,467
Current liabilities
Accounts payable	19,962	36,802
Accrued liabilities	21,188	21,487
Deferred revenue	73,339	89,844
Total current liabiliities	123,593	148,133
Deferred rent
Shareholders' equity:
Preferred shares, no par value, non-cumulative dividend at a rate to be determined by the Board of Directors redeemable for CDN $1 per share. Unlimited authorized shares; issued and outstanding NIL shares at September 30, 2019 and March 31, 2019.
Special shares, no par value, non-voting, Unlimited authorized shares; issued and outstanding NIL shares at September 30, 2019 and March 31, 2019.
Common shares, no par value, Unlimited authorized shares; 8,136,348 shares issued and outstanding as at September 30, 2019 and 8,136,348 shares as at March 31, 2019.	$ 19,491,842	$ 19,491,842
Additional paid-in capital	2,963,912	2,963,912
Accumulated deficit	(20,564,789)	(20,622,106)
Accumulated other comprehensive income	(464,331)	(451,314)
Total shareholders' equity	1,426,331	1,382,334
Total liability and equity	$ 1,550,227	$ 1,530,467